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                                                           File Number 028-03983

                                    FORM 13F

            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
        PURSUANT TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934
                              AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D. C. 20549

     (Adopted in Release No. 34-14852 (81,610), June 15, 1978. 43 F. R. -.)

Report for the Calendar Year or Quarter Ended   December 31, 2003
                                                ------------------

                    If amended report check here: ___________

Name of Institutional Investment Manager: John Hancock Life Insurance Company

Business  Address :          P.O. Box 111, John Hancock Place, Boston, MA  02117

Name, Phone No., and Title of Person Duly Authorized to Submit This Report:

           Eileen Bruckner,          Investment Analyst (617)572-9610
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The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of February, 2000.

          John Hancock Life Insurance Company

          By:    /s/Eileen Bruckner
                 -------------------------------------------------------------------------
          Title: Eileen Bruckner, Portfolio Analyst, John Hancock Life Insurance Company

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (Other than the one filling this report). (List in alphabetical order).

Name:                               13F File No.:

0.    John Hancock Life Insurance Company
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1.    Maritime Life Assurance Company
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2.    Hancock Venture Partners, Inc. (formerly John Hancock Venture Capital Management)
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3.
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4.
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5.
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6.
      ---------------------------------------------------------------------------------
7.
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John Hancock Life Insurance Company  (Effective February 1, 2000, John Hancock Mutual Life Insurance Company was
                                      renamed John Hancock Life Insurance Company and became the parent, wholly-
                                      owned subsidiary of John Hancock Financial Services, Inc.)

December 31, 2003

Item 1                              Item 2      Item 3      Item 4         Item 5     Item 6          Item 7          Item 8

                                    Title of    Cusip       Fair           Shrs/Prin  Inv Discretion         Voting Authority (Shrs)
Name of Issuer                      Class       Number      Market Value   Amount     Sole Shrd Othr  Mgr     A-Sole  B-Shrd  C-None

Aber Diamond Corp                 common        002893-10-5      902,592     19,200          X         1                19,200
Agnico Eagle Mines, Ltd.          common        008474-10-8      459,522     29,400          X         1                29,400
Aeterna Labs                      sub vtg shr   007975-10-5      293,991     68,370          X         1                68,370
Alcan Inc                         common        01371610-5     4,694,175     77,500          X         1                77,500
Alliance Atlantis                 common        01853E-20-4      277,480     14,000          X         1                14,000
Ampex Corp.                       common        032092-10-8        6,338      9,320     X              0      9,320
Angiotech Pharm                   common        34918-10-2       844,900     14,200          X         1                14,200
Ballard Power Systems             common        05858H-10-4      625,464     40,800          X         1                40,800
Bank of Montreal                  common        06367-11-0    17,098,600    319,600          X         1               319,600
Bank of Nova Scotia               common        06414910-7    19,174,120    291,400          X         1               291,400
Barrick Gold                      common        0670190-8      4,982,700    170,000          X         1               170,000
BCE Inc.                          common        05534-B1-0     8,564,515    296,350          X         1               296,350
Bema Gold                         common        08135F-10-7      588,040    122,000          x         1               122,000
Bennet Environmental              common        0181906-10-9     160,680      6,000          x         1                 6,000
Boardwalk Equities                common        09661310-4       216,832     12,100          X         1                12,100
Brascan Corp                      common        1054P-60-6     7,946,000    200,000          X         1               200,000
Brookfield PPTYS                  common        112900-10-5    1,003,706     26,909          X         1                26,909
Calpine Power                     common        131347-90-6    5,197,500    450,000          X         1               450,000
Cambior Inc                       common        131347-90-6      269,724     67,600          X         1                67,600
Canadian National Ry              common        13637-51-0     8,856,000    108,000          X         1               108,000
Canwest Global Comm               common        138906-30-0      478,836     34,573          X         1                34,573
CHC Helicopter Corp               common        12541C20-3       204,600      6,200          X         1                 6,200
Coinstar Inc.                     common        19259P-30-0      633,850     35,000     X              0     35,000
Corus                             common        220874-10-1      387,750     14,100          X         1                14,100
Creo Products                     common        13566G-50-9      229,104     17,200          X         1                17,200
Decoma Intl                       common        13566G-50-9       71,712      5,400          X         1                 5,400
Dorel Industries                  common        25822C-20-5      284,080      9,800          X         1                 9,800
Enbridge Inc.                     common        29250N10-5    13,924,410    259,300          X         1               259,300
Eldorado Gold Corp                common        28490210-J       334,125     82,500          X         1                82,500
Enerplus Res Fund                 common        29274D60-4     4,847,920    123,200          X         1               123,200
Extendicare Inc.                  common        30224T-87-1      276,925     20,900          X         1                20,900
Fairfax Fin Srv                   common        30390110-2     1,040,106      4,600          X         1                 4,600
Firstservice Corp                 common        33761N10-9       124,550      4,700          X         1                 4,700
FNX Mining                        common        30253R-10-1      141,264     16,200          X         1                16,200
Four Seasons Hotels               sub vtg shs   35100E10-4       537,671      8,106          X         1                 8,106
GSI Lumonics                      common        34542610-0       217,360     14,300          X         1                14,300
Gildan Activwear                  sub vtg shs   37591610-J       324,243      8,100          X         1                 8,100
Glamis Gold, Ltd.                 common        376775-10-2      998,144     44,800          X         1                44,800
Goldcorp Inc                      common        38095640-9     1,305,246     63,300          X         1                63,300
Groupe CGI                        sub vtg shs   39945C10-9       689,310     85,100          X         1                85,100
Golden Star Res                   common        3819T10-10-4     388,674     42,900          X         1                42,900
Golden State Vintners             common        38121K-20-8    2,094,650    658,695     X              0    658,695
Hummingbird Commun                common        44544R-10-1      166,680      6,000          X         1                 6,000
ID Biomedical                     common        44936D10-8       190,035     12,300          X         1                12,300
IAMGold                           common        45091310-8       454,608     50,400          X         1                50,400
Intertape Polymer                 common        460915-20-0      232,509     14,100          X         1                14,100
Intrawest Corp.                   common        460915-20-0      391,960     16,400          X         1                16,400
IPSCO Inc.                        common        462622-10-1      396,825     16,500          X         1                16,500
Ivanhoe Mines LTD                 common        46579N-10-3      514,539     51,300          X         1                51,300
Ivanhoe Energy Inc                common        465790-10-3      229,890     47,400          X         1                47,400
Lily Eli & Co                     common        532457-10-8       98,743      1,404     X              0      1,404
LodgeNet Entertainment            common        540211-10-9    2,924,800    160,000     X              0    160,000
MI Developments Inc               sub vtg shs   55304-X10-4      591,220     16,400          X         1                16,400
Manulife Financial                common        56501R10-6     9,081,450    217,000          X         1               217,000
Masonite Intl                     common        575338410-2      596,343     18,700          X         1                18,700
Methanex                          common        59151K-10-8      598,636     41,200          X         1                41,200
Meridian Gold                     common        58997510-1       647,406     34,200          X         1                34,200
Moore Wallace                     common        61585710-9     1,321,866     54,600          X         1                54,600
Nabors Industries, Inc.           common        G6359F-10-3    4,936,425    118,950     X              0    118,950
Navistar Intl Corp                common        63934E-10-8    1,532,336     31,997     X              0     31,997
Neurochem                         common        64125K-10-1      241,740      7,900          X         1                 7,900
Open Text Corp.                   common        683715-10-6      338,116     13,700          X         1                13,700
Pan American Silver               common        697900-10-8      335,972     18,200          X         1                18,200
Petro CDA                         common        71644E10-2     6,071,450     95,000          X         1                95,000
Petrokazakhstan                   common        71649P90-2       784,436     26,800          X         1                26,800
QLT Phototherapeut                common        746927-10-2      580,650     23,700          X         1                23,700
Quebecor Printing                 common        748203-10-6    6,088,300    227,600          X         1               227,600
Research In Motion                common        760975-10-2    1,838,464     21,200          X         1                21,200
Rogers Wireless                   common        788087-10-2      136,220      4,900          X         1                 4,900
Royal Bank of CDA                 common        788087-10-2   16,735,440    270,800          X         1               270,800
Sierra Wireless                   common        826516-10-6      170,340      8,500          X         1                 8,500
Smithfield Foods                  common        832248-10-8   21,426,901  1,035,116     X              0  1,035,116
Steinway Musical Inst.            common        858495-10-4   34,801,139  1,408,953     X              0  1,408,953
Sunlife Financial                 common        86679610-5    10,700,506    331,285          X         1               331,285
Suncor Energy                     common        86679610-5     4,875,000    150,000          X         1               150,000
Telesystem Intl                   common        879946-50-7      257,145     23,700          X         1                23,700
Tesco                             common        88157K-10-1      127,655     12,100          X         1                12,100
Tesma Intl                        sub vtg       881908-10-7      181,350      6,200          X         1                 6,200
Thomson Corp                      common        88157K-10-1    7,768,200    165,000          X         1               165,000
TLC Vision                        common        872549-95-0    1,120,767    131,700          X         1               131,700
Toronto Dominion Bk               common        891160-50-9   18,657,990    431,000          X         1               431,000
Transcanada Corp                  common        89353D-10-7    4,098,360    147,000          X         1               147,000
Vasogen                           common        9223F10-3        210,600     21,600          X         1                21,600
Westcast Industries               common        95081310-5        72,200      1,900          X         1                 1,900
Wheaton River Minerals            common        262902-10-2      691,182    178,600          X         1               178,600
Zarlink Semiconductor             common        98913910-0       193,158     44,100          X         1                44,100

TOTALS                                                       275,106,961  9,617,128                       3,459,435  6,157,693
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